CONDENSED CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Revenues:
Rental income	$ 26,444	$ 22,338	$ 74,272	$ 69,186
Tenant reimbursements and other income	4,434	4,583	12,113	12,744
Total revenues	30,878	26,921	86,385	81,930
Expenses:
Real estate taxes	3,895	3,912	11,213	11,063
Other operating expenses	1,815	2,223	5,615	6,522
Depreciation and amortization	3,888	2,884	9,682	8,360
Acquisition related costs	583		1,258
General and administrative	2,626	1,405	5,664	4,288
Total expenses	12,807	10,424	33,432	30,233
Operating income	18,071	16,497	52,953	51,697
Interest expense (including amortization of deferred financing fees of $358, $0, $669 and $0, respectively)	(2,467)		(4,436)
Equity in earnings of an investee	115		189
Net income	15,719	16,497	48,706	51,697
Other comprehensive income:
Equity in unrealized gain of an investee	35		34
Other comprehensive income	35		34
Comprehensive income	$ 15,754	$ 16,497	$ 48,740	$ 51,697
Weighted average common shares outstanding (in shares)	31,206		25,226
Net income per common share (in dollars per share)	$ 0.50		$ 1.93